Right of use assets and lease liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Expenses relating to short-term leases	$ 194	$ 121
Expenses relating to low-value assets leases	$ 194	$ 121